UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04892

Templeton Growth Fund, Inc.
(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 954 527-7500

Date of fiscal year end: 8/31

Date of reporting period: 8/31/22

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

ANNUAL REPORT AND SHAREHOLDER LETTER
Templeton Growth
Fund, Inc.
August 31, 2022
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Annual Report
1
Shareholder Letter
Dear Shareholder:
During the 12 months ended August 31, 2022, global
equities benefited earlier in the period from ongoing
COVID-19 vaccination programs and some easing of
restrictions. However, the combination of resilient consumer demand and persistent supply-chain disruptions contributed
to higher inflation in many countries, which led many of the world’s central banks to adopt less accommodative monetary
policies in 2022, hindering stocks. New lockdowns by China
to limit the spread of COVID-19 variants also pressured
emerging market stocks, especially in Asia, and Russia’s
invasion of Ukraine increased investor uncertainty given the resulting disruption of global trade and commodity markets.
In this environment, global developed and emerging market
stocks, as measured by the MSCI All Country World Index-
NR (net of tax withholding when dividends are paid), posted
a -15.88% total return for the period.

We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
Historically, patient investors have achieved rewarding
results by evaluating their goals, diversifying their assets globally and maintaining a disciplined investment program,
all hallmarks of the Templeton investment philosophy.
We continue to recommend investors consult financial
professionals and review their portfolios to design a
long-term strategy and portfolio allocation that meet their
individual needs, goals and risk tolerance.
Templeton Growth Fund’s annual report includes more
detail about prevailing conditions and a discussion about
investment decisions during the period. Please remember all
securities markets fluctuate, as do mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your investment needs in the years ahead.
Sincerely,
Alan Bartlett
Chief Investment Officer
Templeton Global Equity Group
This letter reflects our analysis and opinions as of August
31, 2022, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Annual Report

Contents
Annual Report
Templeton Growth Fund, Inc. 3
Performance Summary 7
Your Fund’s Expenses 10
Financial Highlights and Schedule of Investments 11
Financial Statements 19
Notes to Financial Statements 23
Report of Independent Registered
Public Accounting Firm 32
Tax Information 33
Board Members and Officers 34
Shareholder Information 39
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Annual Report
ANNUAL REPORT
Templeton Growth Fund, Inc.
This annual report for Templeton Growth Fund, Inc. covers
the fiscal year ended August 31, 2022.
Your Fund’s Goal and Main Investments
The Fund seeks long-term capital growth. Under normal
market conditions, the Fund invests primarily in the equity
securities of companies located anywhere in the world,
including developing markets.
Performance Overview
The Fund’s Class A shares posted a -17.76% cumulative
total return for the 12 months under review. In comparison,
the Fund’s benchmark, the MSCI All Country World Index
(ACWI)-NR, which measures stock performance in global
developed and emerging markets, posted a -15.88%
cumulative total return for the same period.
1
Please note
index performance information is provided for reference and
we do not attempt to track the index but rather undertake
investments on the basis of fundamental research. You can
find more performance data in the Performance Summary
beginning on page 7 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI ACWI-NR, posted a -15.88%
total return for the 12 months ended August 31, 2022.
1
Although global equities benefited earlier in the period
from ongoing COVID-19 vaccination programs and some
easing of restrictions, the combination of resilient consumer demand and persistent supply-chain disruptions contributed
to higher inflation in many countries. This inflationary
pressure led many of the world’s central banks to adopt
less accommodative stances regarding monetary policy
in 2022, hindering stocks. New lockdowns imposed by
China’s government to quell the spread of the Omicron
variant of COVID-19 also pressured emerging market
stocks, especially in Asia. Russia’s invasion of Ukraine also increased investor uncertainty, as international sanctions on
Russia disrupted global trade and commodity markets.
In the U.S., after robust growth earlier in the period, gross domestic product (GDP) slightly contracted in the first
two quarters of 2022 as high inflation, supply constraints
and record trade deficits weighed on economic output.
Rising prices precipitated a notable decline in consumer
confidence, despite high spending levels, robust job growth
and low unemployment. In an effort to control inflation, the
U.S. Federal Reserve (Fed) raised the federal funds target
rate in March 2022 for the first time since 2018. The Fed
raised the federal funds rate again at its subsequent three
meetings to end the period at a range of 2.25%–2.50%.
Furthermore, the Fed said it would continue to reduce
its bond holdings and anticipated additional interest-rate
increases at future meetings to curtail inflation.
Economies in the eurozone decelerated to a slightly positive growth rate during the year. The lifting of COVID-related
restrictions in some European countries and the summer
tourism season strengthened economies. However, the
war in Ukraine disrupted supply chains, weakened the
economic outlook and contributed to record high inflation
across the eurozone, as energy prices soared. Electricity
prices hit record highs in Germany and France as coal
futures and natural gas prices climbed. Consequently, the
European Central Bank raised interest rates in July 2022
for the first time in 11 years to curtail growing inflation. In
Geographic Composition
8/31/22
% of Total
Net Assets
North America 53.5%
Europe 26.7%
Asia 12.9%
Short-Term Investments & Other Net Assets 6.9%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page
16
.

Templeton Growth Fund, Inc.

franklintempleton.com
Annual Report
this environment, European developed market equities, as
measured by the MSCI Europe Index-NR, posted a -21.57%
total return for the 12 months under review.
1
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR, posted
a -20.73% total return for the 12-month period.
1
Growth
in Japan remained slow, alternating between positive
quarterly GDP growth and contraction. China’s economy
contracted sharply in 2022’s second quarter as COVID-
related restrictions in many major cities, including Shanghai, weakened consumer demand. Unexpected regulatory
changes by China’s government, which negatively impacted
education- and technology-related businesses, and investor
concerns about the solvency of several large property
developers in China further pressured stocks in that country.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index-NR, posted a -21.80% total return
for the 12 months under review.
1
The index declined for
four straight quarters, the longest downturn since 2008,
weakened by central bank tightening and the threat of
recession. Following Russia’s invasion of Ukraine, climbing
food and energy prices kindled inflationary pressures and
raised concerns over the possibility of government debt
defaults in some countries. However, some other countries,
particularly in Latin America, as well as South Africa and
Saudi Arabia, benefited from rising commodity prices.
Investment Strategy
When choosing equity investments for the Fund, we apply
a bottom-up, value-oriented, long-term approach. We focus
on the market price of a company’s securities relative to our evaluation of the company’s long-term earnings, asset value
and cash flow potential. We also consider the company’s
price/earnings ratio, price/cash flow ratio, profit margins and liquidation value.
The Fund may also use a variety of equity-related
derivatives, which may include equity futures and equity
index futures, for various purposes including enhancing
Fund returns, increasing liquidity and gaining exposure to
particular markets in more efficient or less expensive ways.
Top 10 Industries
8/31/22
% of Total
Net Assets
a
Pharmaceuticals 8.7%
Oil, Gas & Consumable Fuels 5.9%
Hotels, Restaurants & Leisure 5.8%
Health Care Providers & Services 5.6%
Health Care Equipment & Supplies 4.2%
Semiconductors & Semiconductor Equipment 4.2%
Specialty Retail 3.6%
Beverages 3.4%
Chemicals 3.3%
IT Services 3.3%
Top 10 Holdings
8/31/22
Company
Industry , Country
% of Total
Net Assets
a a
AbbVie, Inc. 2.6%
Biotechnology, United States
BP plc 2.6%
Oil, Gas & Consumable Fuels, United Kingdom
Walt Disney Co. (The) 2.5%
Entertainment, United States
TJX Cos., Inc. (The) 2.4%
Specialty Retail, United States
Johnson & Johnson 2.4%
Pharmaceuticals, United States
Samsung Electronics Co. Ltd. 2.3%
Technology Hardware, Storage & Peripherals,
South Korea
HCA Healthcare, Inc. 2.3%
Health Care Providers & Services, United States
Unilever plc 2.3%
Personal Products, United Kingdom
Medtronic plc 2.3%
Health Care Equipment & Supplies, United
States
Anheuser-Busch InBev SA/NV 2.2%
Beverages, Belgium

Templeton Growth Fund, Inc.

franklintempleton.com
Annual Report
Manager’s Discussion
Templeton Growth Fund, Inc. underperformed its benchmark
MSCI ACWI-NR during the 12-month review period. Relative
weakness early and late in the period outweighed strength
in the middle six months, when the Fund significantly
outperformed its benchmark. Early weakness was largely
a function of the continued strength of high-growth stocks
prior to the Fed’s pivot toward more restrictive monetary
policy. The Fund’s value-oriented philosophy put it at odds
with a market obsessed with growth, where we believe
valuations had largely come unmoored from fundamentals.
That changed in late 2021 when the Fed began to take rising
inflation seriously and pivoted toward a less accommodative
monetary policy. Rising interest rates favored value stocks
at the expense of growth stocks and caused investors
to refocus on business fundamentals and re-prioritize
the importance of cash flow and profitability. This, in our
experience, is how markets traditionally worked—as
discounting mechanisms for future earnings—though the
post-pandemic era of ultra-stimulative monetary policy saw
investors shift their focus to more speculative bets on the
future. As conditions reverted to a more normal environment
in the middle of the period, relative performance improved,
with the Fund significantly beating its benchmark during
the six months from December 2021 through May 2022.
However, relative performance faltered again in the final
three months of the period as policy tightening and still-
elevated inflation gave rise to recessionary fears, throwing markets into “risk-off” mode.
From a sector standpoint, the bulk of relative weakness
during the period came from consumer discretionary and
consumer staples. From consumer discretionary, European
food delivery service Just Eat Takeaway.com was the Fund’s
most significant relative detractor, pressured by concerns
about competition and profitability. Nevertheless, we were
encouraged by a constructive earnings call during the period and believe management is taking appropriate steps to
unlock value for shareholders. Investors will want to see the strategic divestiture of certain assets (which management is exploring), more consistency hitting guidance targets, and an improving competitive environment that shifts from “growth at any cost” to “profitable growth.” We see numerous catalysts
that should help Just Eat achieve these goals, creating what we believe to be considerable upside potential from current
depressed valuation levels.
Other underperforming sectors included financials,
information technology and health care. German medical
devices firm Fresenius Medical Care was the biggest
detractor from these sectors, declining after management
reported weak preliminary second-quarter 2022 figures
and cut its full-year guidance, blaming labor shortages
and rising costs. While we accept there may be volatility
in the near-term, Fresenius is trading near historically low valuations on depressed earnings and should benefit from
improving revenues and margins as we move past the
pandemic (which negatively impacted patient volumes) over
our investment horizon. We continue to like Fresenius’s
positioning in the dialysis market, where the firm stands to benefit from its popular home dialysis offerings, changes
in Medicare laws in the U.S., intelligent free cash flow
allocation, and optionality around partial sales or potential takeovers. The broad thesis around the health care sector
more generally is a combination of defensiveness and
secular growth, with high profitability and free cash flow
generation, consolidation opportunities, good revenue
visibility and idiosyncratic value creation opportunities.
Turning to contributors, stock selection and a favorable
overweighting in energy aided relative performance during
the period. U.S.-based refiner Marathon Petroleum was the
Fund’s largest relative contributor during the period, rallying as oil prices topped $100/barrel and the firm beat earnings
estimates, buoyed by stronger-than-expected refining
results and the authorization of a $5 billion share buyback.
We remain constructive on the energy sector more broadly
given favorable supply-and-demand fundamentals and the
prodigious cash flow generating capabilities of oil companies that have become much more capital disciplined over the
course of the cycle. While the sector has benefited from
the strong price environment, we view elevated oil prices in many cases as a free call option on these stocks, which in
our view represent good value even at the more normalized
price levels of $60-70/barrel that are embedded in our
company models.
Top 10 Countries
8/31/22
a
% of Total
Net Assets
a a
United States 53.5%
United Kingdom 14.1%
Japan 6.8%
Germany 5.2%
France 3.0%
South Korea 2.3%
Belgium 2.2%
Hong Kong 1.8%
China 1.3%
Netherlands 1.3%

Templeton Growth Fund, Inc.

franklintempleton.com
Annual Report
Communication services was another notable contributor,
limiting losses during the period relative to the benchmark.
Shares of U.S. mobile operator T-Mobile US rallied after the firm reported earnings well above analysts’ expectations.
Following the merger with U.S. carrier Sprint in 2020, the
combined company now has a strong competitive advantage
with superior spectrum assets and greater scale, which we
believe will allow it to grow market share and outperform
revenue growth expectations. As synergies are realized
and grow, leverage is expected to fall, compounding free
cash flow growth and funding share repurchases. To this
end, we expect T-Mobile will repurchase close to one-
third of its outstanding shares over the next five years.
The firm’s superior network, with industry low prices and
operating costs, gives T-Mobile a strong growth platform and competitive advantages that are not fully discounted in the
stock price, in our view.
From a regional standpoint, stock selection in the U.S.,
where our price discipline helped us avoid some of the more
expensive stocks that fell significantly during the period, was offset by an unfavorable overweighting to Europe. In Asia,
our low exposure to the weak Chinese market contributed to
relative performance, but was offset by weakness in Japan.
Thank you for your continued participation in Templeton
Growth Fund, Inc. We look forward to serving your future
investment needs.
Peter M. Moeschter, CFA
Lead Portfolio Manager
Herbert J. Arnett, Jr.
Christopher James Peel, CFA
Warren Pustam, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of August 31, 2022
Templeton Growth Fund, Inc.

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/2 2
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3
1-Year -17.76% -22.28%
5-Year -3.36% -1.80%
10-Year +53.97% +3.82%
Advisor
1-Year -17.53% -17.53%
5-Year -2.15% -0.43%
10-Year +57.89% +4.67%
See page 9 for Performance Summary footnotes.

Templeton Growth Fund, Inc.
Performance Summary

franklintempleton.com
Annual Report
See page 9 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(9/1/12
–
8/31/22)
Advisor Class
(9/1/12
–
8/31/22)

Templeton Growth Fund, Inc.
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments; investments in emerging markets involve heightened risks related to the same factors. Because the Fund may invest its assets in companies in a specific region, including Europe, it is subject to greater risks of adverse developments in that region and/or the surrounding regions than a fund that is more broadly diversified geographically. Political, social or economic disruptions in the region, even in countries in which the Fund is not invested, may adversely affect the value of securities held by the Fund. Current political uncertainty concerning the economic consequences of the departure of the U.K. from the European Union may increase market volatility. Derivatives involve costs and can create economic leverage which may result in significant volatility and cause the Fund to participate in losses (and enable gains) on an amount that exceeds the Fund’s initial investment. In addition, securities issued by small- and mid-capitalization companies have historically experienced more price volatility than larger-company stocks, especially over the short term and may involve additional risks. The manager’s portfolio selection strategy is not solely based on environmental, social and governance (ESG) considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies. Integrating ESG considerations into the investment process is not a guarantee that better performance will be achieved. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
4. Source: Morningstar. The MSCI ACWI-NR is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of global developed and emerging markets. Net Returns (NR) include income net of tax withholding when dividends are paid.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(9/1/21–8/31/22)
Share Class
Net Investment
Income
A $0.4150
C $0.1806
R $0.3507
R6 $0.4851
Advisor $0.4783
Total Annual Operating Expenses
5
Share Class
A 1.05%
Advisor 0.80%

Your Fund’s Expenses
Templeton Growth Fund, Inc.

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration) : Divide your account value by
$1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6) . Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50) . In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/22
Ending
Account
Value 8/31/22
Expenses
Paid During
Period
3/1/22–8/31/22
1,2
Ending
Account
Value 8/31/22
Expenses
Paid During
Period
3/1/22–8/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $866.30 $4.94 $1,019.91 $5.35 1.05%
C $1,000 $863.00 $8.45 $1,016.13 $9.15 1.80%
R $1,000 $865.30 $6.11 $1,018.65 $6.61 1.30%
R6 $1,000 $867.50 $3.51 $1,021.45 $3.80 0.75%
Advisor $1,000 $867.40 $3.73 $1,021.21 $4.04 0.79%

Templeton Growth Fund, Inc.
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended August 31,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $25.34 $21.17 $20.96 $27.08 $26.26
Income from investment operations
a
:
Net investment income
b
......................... 0.14 0.37
c
0.27 0.51 0.47
Net realized and unrealized gains (losses) ........... (4.59) 4.03 1.16 (3.96) 0.84
Total from investment operations .................... (4.45) 4.40 1.43 (3.45) 1.31
Less distributions from:
Net investment income .......................... (0.42) (0.23) (0.47) (0.45) (0.49)
Net realized gains ............................. — — (0.75) (2.22) —
Total distributions ............................... (0.42) (0.23) (1.22) (2.67) (0.49)
Net asset value, end of year ....................... $20.47 $25.34 $21.17 $20.96 $27.08
Total return
d
................................... (17.76)% 20.80% 6.53% (13.02)% 4.99%
Ratios to average net assets
Expenses
e
.................................... 1.05% 1.04% 1.06% 1.06% 1.03%
Net investment income ........................... 0.61% 1.53%
c
1.29% 2.20% 1.75%
Supplemental data
Net assets, end of year (000’s) ..................... $6,913,896 $9,010,906 $8,191,333 $8,604,624 $10,711,345
Portfolio turnover rate ............................ 42.82% 44.14%
f
52.90% 25.30% 28.77%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.26 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.42%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h).

Templeton Growth Fund, Inc.
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $24.82 $20.71 $20.56 $26.31 $25.52
Income from investment operations
a
:
Net investment income (loss)
b
.................... (0.03) 0.19
c
0.11 0.25 0.26
Net realized and unrealized gains (losses) ........... (4.52) 3.95 1.12 (3.78) 0.81
Total from investment operations .................... (4.55) 4.14 1.23 (3.53) 1.07
Less distributions from:
Net investment income .......................... (0.18) (0.03) (0.33) — (0.28)
Net realized gains ............................. — — (0.75) (2.22) —
Total distributions ............................... (0.18) (0.03) (1.08) (2.22) (0.28)
Net asset value, end of year ....................... $20.09 $24.82 $20.71 $20.56 $26.31
Total return
d
................................... (18.38)% 19.93% 5.70% (13.68)% 4.20%
Ratios to average net assets
Expenses
e
.................................... 1.80% 1.79% 1.82% 1.81% 1.78%
Net investment income (loss) ...................... (0.13)% 0.80%
c
0.54% 1.45% 1.00%
Supplemental data
Net assets, end of year (000’s) ..................... $84,172 $111,870 $125,500 $152,392 $554,889
Portfolio turnover rate ............................ 42.82% 44.14%
f
52.90% 25.30% 28.77%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.26 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.31)%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h).

Templeton Growth Fund, Inc.
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended August 31,
2022 2021 2020 2019 2018
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $25.05 $20.93 $20.75 $26.81 $26.00
Income from investment operations
a
:
Net investment income
b
......................... 0.08 0.30
c
0.21 0.44 0.40
Net realized and unrealized gains (losses) ........... (4.54) 3.99 1.14 (3.91) 0.83
Total from investment operations .................... (4.46) 4.29 1.35 (3.47) 1.23
Less distributions from:
Net investment income .......................... (0.35) (0.17) (0.42) (0.37) (0.42)
Net realized gains ............................. — — (0.75) (2.22) —
Total distributions ............................... (0.35) (0.17) (1.17) (2.59) (0.42)
Net asset value, end of year ....................... $20.24 $25.05 $20.93 $20.75 $26.81
Total return .................................... (17.95)% 20.49% 6.24% (13.21)% 4.73%
Ratios to average net assets
Expenses
d
.................................... 1.30% 1.29% 1.31% 1.31% 1.28%
Net investment income ........................... 0.36% 1.29%
c
1.04% 1.95% 1.50%
Supplemental data
Net assets, end of year (000’s) ..................... $45,502 $60,867 $56,912 $62,515 $88,560
Portfolio turnover rate ............................ 42.82% 44.14%
e
52.90% 25.30% 28.77%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.26 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.18%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h).

Templeton Growth Fund, Inc.
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $25.39 $21.20 $20.97 $27.10 $26.29
Income from investment operations
a
:
Net investment income
b
......................... 0.21 0.59
c
0.34 0.59 0.56
Net realized and unrealized gains (losses) ........... (4.61) 3.90 1.16 (3.97) 0.83
Total from investment operations .................... (4.40) 4.49 1.50 (3.38) 1.39
Less distributions from:
Net investment income .......................... (0.49) (0.30) (0.52) (0.53) (0.58)
Net realized gains ............................. — — (0.75) (2.22) —
Total distributions ............................... (0.49) (0.30) (1.27) (2.75) (0.58)
Net asset value, end of year ....................... $20.50 $25.39 $21.20 $20.97 $27.10
Total return .................................... (17.50)% 21.15% 6.87% (12.73)% 5.33%
Ratios to average net assets
Expenses
d
.................................... 0.75% 0.74% 0.74% 0.73% 0.70%
Net investment income ........................... 0.92% 2.56%
c
1.63% 2.53% 2.08%
Supplemental data
Net assets, end of year (000’s) ..................... $277,985 $349,281 $1,342,940 $1,504,941 $1,791,152
Portfolio turnover rate ............................ 42.82% 44.14%
e
52.90% 25.30% 28.77%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.26 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.45%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h).

Templeton Growth Fund, Inc.
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended August 31,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $25.42 $21.24 $21.01 $27.15 $26.33
Income from investment operations
a
:
Net investment income
b
......................... 0.20 0.42
c
0.32 0.57 0.54
Net realized and unrealized gains (losses) ........... (4.60) 4.05 1.17 (3.98) 0.83
Total from investment operations .................... (4.40) 4.47 1.49 (3.41) 1.37
Less distributions from:
Net investment income .......................... (0.48) (0.29) (0.51) (0.51) (0.55)
Net realized gains ............................. — — (0.75) (2.22) —
Total distributions ............................... (0.48) (0.29) (1.26) (2.73) (0.55)
Net asset value, end of year ....................... $20.54 $25.42 $21.24 $21.01 $27.15
Total return .................................... (17.53)% 21.06% 6.79% (12.79)% 5.24%
Ratios to average net assets
Expenses
d
.................................... 0.79% 0.80% 0.81% 0.81% 0.78%
Net investment income ........................... 0.85% 1.76%
c
1.54% 2.45% 2.00%
Supplemental data
Net assets, end of year (000’s) ..................... $159,910 $429,251 $377,028 $427,371 $533,358
Portfolio turnover rate ............................ 42.82% 44.14%
e
52.90% 25.30% 28.77%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.26 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.66%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions . See Note 3(h).

Templeton Growth Fund, Inc.
Schedule of Investments, August 31, 2022
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks 93.1%
Belgium 2.2%
Anheuser-Busch InBev SA/NV ...... Beverages 3,424,320 $ 165,367,646
China 1.3%
NXP Semiconductors NV .......... Semiconductors & Semiconductor Equipment 578,294 95,175,626
France 3.0%
Danone SA ..................... Food Products 2,598,201 136,711,351
Pernod Ricard SA ................ Beverages 481,673 88,376,969
225,088,320
Germany 5.2%
Bayer AG ...................... Pharmaceuticals 1,758,900 93,020,062
Continental AG .................. Auto Components 1,768,197 101,797,679
Fresenius Medical Care AG & Co. KGaA Health Care Providers & Services 2,584,216 88,477,553
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 4,263,463 104,316,882
387,612,176
Hong Kong 1.8%
AIA Group Ltd. .................. Insurance 14,344,422 138,010,197
Japan 6.8%
Hitachi Ltd. ..................... Industrial Conglomerates 2,090,774 104,459,419
Honda Motor Co. Ltd. ............. Automobiles 3,473,034 92,460,029
Komatsu Ltd. ................... Machinery 4,301,830 89,988,893
Nitori Holdings Co. Ltd. ............ Specialty Retail 962,642 92,029,988
Sony Group Corp. ................ Household Durables 1,605,460 127,639,379
506,577,708
Netherlands 1.3%
Shell plc ....................... Oil, Gas & Consumable Fuels 3,544,072 93,788,458
South Korea 2.3%
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 3,974,204 175,364,781
Switzerland 0.9%
Adecco Group AG ................ Professional Services 2,139,632 67,806,689
Taiwan 0.7%
Taiwan Semiconductor Manufacturing
Co. Ltd., ADR .................. Semiconductors & Semiconductor Equipment 656,308 54,703,272
United Kingdom 14.1%
AstraZeneca plc ................. Pharmaceuticals 1,083,755 134,029,108
BAE Systems plc ................ Aerospace & Defense 13,882,048 125,001,586
BP plc ......................... Oil, Gas & Consumable Fuels 37,399,371 191,075,034
Compass Group plc .............. Hotels, Restaurants & Leisure 4,237,511 91,137,655
a
Farfetch Ltd., A .................. Internet & Direct Marketing Retail 2,672,534 26,805,516
a
Haleon plc ..................... Personal Products 20,131,444 60,526,045
a,b
International Consolidated Airlines
Group SA ..................... Airlines 46,475,448 58,133,260
a,c
Just Eat Takeaway.com NV, 144A, Reg
S ........................... Internet & Direct Marketing Retail 2,678,517 44,556,126
Lloyds Banking Group plc .......... Banks 121,157,866 61,387,032
a
Rolls-Royce Holdings plc .......... Aerospace & Defense 99,621,416 88,769,201
Unilever plc ..................... Personal Products 3,813,784 173,650,137
1,055,070,700
United States 53.5%
AbbVie, Inc. .................... Biotechnology 1,457,054 195,915,481
Albemarle Corp. ................. Chemicals 430,105 115,250,936

Templeton Growth Fund, Inc.
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a Industry Shares a Value
a
Common Stocks
(continued)
United States (continued)
a
Alphabet, Inc., A ................. Interactive Media & Services 725,480 $ 78,511,446
a
Amazon.com, Inc. ................ Internet & Direct Marketing Retail 216,820 27,486,271
American Express Co. ............ Consumer Finance 582,974 88,612,048
a
Booking Holdings, Inc. ............ Hotels, Restaurants & Leisure 81,238 152,387,053
Comcast Corp., A ................ Media 2,998,742 108,524,473
Crown Holdings, Inc. .............. Containers & Packaging 1,235,616 111,934,453
a
Dollar Tree, Inc. ................. Multiline Retail 1,041,309 141,284,805
DuPont de Nemours, Inc. .......... Chemicals 2,419,448 134,618,087
a
DXC Technology Co. .............. IT Services 5,236,228 129,753,730
GSK plc ....................... Pharmaceuticals 7,455,919 119,162,467
HCA Healthcare, Inc. .............. Health Care Providers & Services 886,105 175,333,596
Honeywell International, Inc. ........ Industrial Conglomerates 484,844 91,805,211
a
Hyatt Hotels Corp., A .............. Hotels, Restaurants & Leisure 969,276 86,866,515
a
ICON plc ....................... Life Sciences Tools & Services 187,144 39,268,426
Johnson & Johnson .............. Pharmaceuticals 1,094,406 176,571,464
Lear Corp. ..................... Auto Components 725,225 100,545,194
Marathon Petroleum Corp. ......... Oil, Gas & Consumable Fuels 1,551,226 156,286,020
Medtronic plc ................... Health Care Equipment & Supplies 1,959,264 172,258,491
Micron Technology, Inc. ............ Semiconductors & Semiconductor Equipment 1,012,341 57,227,637
Microsoft Corp. .................. Software 301,700 78,885,499
Paramount Global, B .............. Media 4,177,814 97,719,069
Roche Holding AG ............... Pharmaceuticals 387,138 124,713,711
Schneider Electric SE ............. Electrical Equipment 636,846 75,690,083
Starbucks Corp. ................. Hotels, Restaurants & Leisure 1,221,594 102,699,408
TJX Cos., Inc. (The) .............. Specialty Retail 2,847,282 177,528,033
a
T-Mobile US, Inc. ................ Wireless Telecommunication Services 1,084,535 156,129,659
UnitedHealth Group, Inc. ........... Health Care Providers & Services 293,856 152,608,236
Visa, Inc., A ..................... IT Services 582,407 115,730,095
a
Walt Disney Co. (The) ............. Entertainment 1,687,549 189,140,492
Westinghouse Air Brake Technologies
Corp. ........................ Machinery 1,502,298 131,676,420
Zimmer Biomet Holdings, Inc. ....... Health Care Equipment & Supplies 1,335,594 142,000,354
4,004,124,863
Total Common Stocks (Cost $7,113,326,008) ....................................
6,968,690,436
a a a a a
Escrows and Litigation Trusts 0.0%
a,d
Hemisphere Properties India Ltd.,
Escrow Account ................ 104,748 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $7,113,326,008) .............................
6,968,690,436
Short Term Investments 8.2%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Time Deposits 7.5%
Australia 0.3%
National Australia Bank Ltd., 2.28%,
9/01/22 ...................... 20,000,000 20,000,000
Canada 5.3%
National Bank of Canada, 2.31%,
9/01/22 ...................... 200,000,000 200,000,000

Templeton Growth Fund, Inc.
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments
(continued)
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Time Deposits
(continued)
Canada (continued)
Royal Bank of Canada, 2.31%, 9/01/22 161,400,000 $ 161,400,000
Toronto-Dominion Bank (The), 2.31%,
9/01/22 ...................... 40,000,000 40,000,000
401,400,000
France 1.9%
Credit Agricole Corporate and
Investment Bank SA, 2.3%, 9/01/22 . 140,000,000 140,000,000
Total Time Deposits (Cost $561,400,000) .......................................
561,400,000
Shares
e
Investments from Cash Collateral Received for Loaned
Securities 0.7%
Money Market Funds 0.7%
f,g
Institutional Fiduciary Trust - Money
Market Portfolio, 1.864% ......... 54,376,208 54,376,208
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$54,376,208) ................................................................
54,376,208
a a a a a
Total Short Term Investments (Cost $615,776,208 ) ...............................
615,776,208
a a a
Total Investments (Cost $7,729,102,216) 101.3% ................................
$7,584,466,644
Other Assets, less Liabilities (1.3)% ...........................................
(103,001,454)
Net Assets 100.0% ...........................................................
$7,481,465,190
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
A portion or all of the security is on loan at August 31, 2022. See Note 1(c).
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2022, the value of this security was
$44,556,126, representing 0.6% of net assets.
d
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
e
See Note 1(c) regarding securities on loan.
f
See Note 3(f) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Templeton Growth Fund, Inc.
Financial Statements
Statement of Assets and Liabilities
August 31, 2022
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Templeton
Growth Fund,
Inc.
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $7,674,726,008
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 54,376,208
Value - Unaffiliated issuers (Includes securities loaned of $52,671,627) ................................. $7,530,090,436
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 54,376,208
Cash .................................................................................... 29,592
Receivables:
Capital shares sold ........................................................................ 1,012,137
Dividends and interest ..................................................................... 19,645,502
European Union tax reclaims (Note 1 d ) ......................................................... 2,358,640
Total assets .......................................................................... 7,607,512,515
Liabilities:
Payables:
Investment securities purchased .............................................................. 10,277,556
Capital shares redeemed ................................................................... 6,058,938
Management fees ......................................................................... 4,638,182
Distribution fees .......................................................................... 1,645,543
Transfer agent fees ........................................................................ 881,205
IRS closing agreement payments for European Union tax reclaims (Note 1 d ) ............................. 46,534,731
Payable upon return of securities loaned (Note 1 c ) .................................................. 54,376,208
Accrued expenses and other liabilities ........................................................... 1,634,962
Total liabilities ......................................................................... 126,047,325
Net assets, at value ................................................................. $7,481,465,190
Net assets consist of:
Paid-in capital ............................................................................. $7,921,134,044
Total distributable earnings (losses) ............................................................. (439,668,854)
Net assets, at value ................................................................. $7,481,465,190

Templeton Growth Fund, Inc.
Financial Statements
Statement of Assets and Liabilities
(continued)
August 31, 2022
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Templeton
Growth Fund,
Inc.
Class A:
Net assets, at value ....................................................................... $6,913,895,832
Shares outstanding ........................................................................ 337,689,081
Net asset value per share
a
.................................................................. $20.47
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $21.66
Class C:
Net assets, at value ....................................................................... $84,171,852
Shares outstanding ........................................................................ 4,190,035
Net asset value and maximum offering price per share
a
............................................. $20.09
Class R:
Net assets, at value ....................................................................... $45,501,831
Shares outstanding ........................................................................ 2,248,433
Net asset value and maximum offering price per share ............................................. $20.24
Class R6:
Net assets, at value ....................................................................... $277,985,373
Shares outstanding ........................................................................ 13,558,653
Net asset value and maximum offering price per share ............................................. $20.50
Advisor Class:
Net assets, at value ....................................................................... $159,910,302
Shares outstanding ........................................................................ 7,785,302
Net asset value and maximum offering price per share ............................................. $20.54
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Templeton Growth Fund, Inc.
Financial Statements
Statement of Operations
for the year ended August 31, 2022
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Templeton
Growth Fund,
Inc.
Investment income:
Dividends: (net of foreign taxes of $9,922,868)
Unaffiliated issuers ........................................................................ $140,717,454
Interest:
Unaffiliated issuers ........................................................................ 3,005,141
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 377,363
Non-controlled affiliates (Note 3 f ) ............................................................. 199,830
Other income (Note 1 d ) ...................................................................... 14,348,807
Less: IRS closing agreement payments for European Union tax reclaims (Note 1 d ) .......................... (10,709,723)
Total investment income ................................................................... 147,938,872
Expenses:
Management fees (Note 3 a ) ................................................................... 61,822,826
Distribution fees: (Note 3c )
    Class A ................................................................................ 20,259,081
    Class C ................................................................................ 1,008,222
    Class R ................................................................................ 273,204
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 6,363,070
    Class C ................................................................................ 79,058
    Class R ................................................................................ 42,837
    Class R6 ............................................................................... 82,250
    Advisor Class ............................................................................ 277,673
Custodian fees ............................................................................ 274,141
Reports to shareholders fees .................................................................. 722,686
Registration and filing fees .................................................................... 62,599
Professional fees ........................................................................... 152,285
Directors' fees and expenses .................................................................. 771,500
Other .................................................................................... 497,067
Total expenses ......................................................................... 92,688,499
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (72,748)
Net expenses ......................................................................... 92,615,751
Net investment income ................................................................ 55,323,121
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 663,993,431
Foreign currency transactions ................................................................ (4,084,716)
Net realized gain (loss) .................................................................. 659,908,715
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (2,411,144,299)
Translation of other assets and liabilities denominated in foreign currencies .............................. (381,582)
Net change in unrealized appreciation (depreciation) ............................................ (2,411,525,881)
Net realized and unrealized gain (loss) ............................................................ (1,751,617,166)
Net increase (decrease) in net assets resulting from operations .......................................... $(1,696,294,045)

Templeton Growth Fund, Inc.
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Templeton Growth Fund, Inc.
Year Ended
August 31, 2022
Year Ended
August 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $55,323,121 $164,207,560
Net realized gain (loss) ................................................. 659,908,715 733,542,446
Net change in unrealized appreciation (depreciation) ........................... (2,411,525,881) 1,028,319,736
Net increase (decrease) in net assets resulting from operations ................ (1,696,294,045) 1,926,069,742
Distributions to shareholders:
Class A ............................................................. (144,707,194) (86,973,881)
Class C ............................................................. (780,823) (190,023)
Class R ............................................................. (835,559) (450,648)
Class R6 ............................................................ (6,642,236) (18,346,054)
Advisor Class ........................................................ (7,975,892) (4,890,382)
Total distributions to shareholders .......................................... (160,941,704) (110,850,988)
Capital share transactions: (Note 2 )
Class A ............................................................. (417,885,156) (745,855,966)
Class C ............................................................. (6,948,306) (36,651,009)
Class R ............................................................. (4,122,944) (6,773,560)
Class R6 ............................................................ (4,163,187) (1,137,838,574)
Advisor Class ........................................................ (190,354,970) (19,636,940)
Total capital share transactions ............................................ (623,474,563) (1,946,756,049)
Net increase (decrease) in net assets ................................... (2,480,710,312) (131,537,295)
Net assets:
Beginning of year ....................................................... 9,962,175,502 10,093,712,797
End of year ........................................................... $7,481,465,190 $9,962,175,502

Templeton Growth Fund, Inc.

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Annual Report
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Templeton Growth Fund, Inc. (Fund) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP).
The Fund offers five classes of shares: Class A, Class
C, Class R, Class R6 and Advisor Class. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board
of Directors (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in time deposits are valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At August 31, 2022, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy (referred to as “market level fair value”). See the
Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar

Templeton Growth Fund, Inc.
Notes to Financial Statements

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Annual Report
day of the reporting period. Any security valuation changes
due to an open foreign market are adjusted and reflected by
the Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. The Fund may receive income from
the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities
loaned, net of fees paid to the securities lending agent and/
or third-party vendor, is reported separately in the Statement of Operations. The Fund bears the market risk with respect
to any cash collateral investment, securities loaned, and
the risk that the agent may default on its obligations to the
Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the
securities in the open market using the collateral received.
The securities lending agent has agreed to indemnify the
Fund in the event of default by a third party borrower.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Growth Fund, Inc.
Notes to Financial Statements

franklintempleton.com
Annual Report
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Fund during a fiscal
year exceed foreign withholding taxes paid by the Fund,
and the Fund previously passed through to its shareholders
foreign taxes incurred by the Fund to be used as a credit or deduction on a shareholder’s income tax return, the Fund
will enter into a closing agreement with the Internal Revenue
Service (IRS) in order to pay the associated tax liability on behalf of the Fund's shareholders. During the fiscal year
ended August 31, 2022, the Fund received EU reclaims in
excess of the foreign taxes paid during the year. The Fund
determined to enter into a closing agreement with the IRS
and recorded the estimated payments as a reduction to
income, as reflected in the Statement of Operations.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of August 31, 2022, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and directors are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against the
Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Templeton Growth Fund, Inc.
Notes to Financial Statements

franklintempleton.com
Annual Report
2. Shares of Beneficial Interest
At August 31, 2022, there were 2.7 billion shares authorized ($0.01 par value). Transactions in the Fund’s shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and directors of the Fund are also officers and/or directors of the following subsidiaries:
Year Ended
August 31, 2022
Year Ended
August 31, 2021
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 12,961,576 $301,976,998 14,148,810 $337,806,959
Shares issued in reinvestment of distributions .......... 4,879,775 117,700,180 3,072,895 71,076,068
Shares redeemed ............................... (35,768,006) (837,562,334) (48,521,454) (1,154,738,993)
Net increase (decrease) .......................... (17,926,655) $(417,885,156) (31,299,749) $(745,855,966)
Class C Shares:
Shares sold ................................... 1,044,312 $24,399,782 1,066,971 $24,864,528
Shares issued in reinvestment of distributions .......... 32,713 778,574 8,315 189,337
Shares redeemed
a
.............................. (1,395,107) (32,126,662) (2,626,529) (61,704,874)
Net increase (decrease) .......................... (318,082) $(6,948,306) (1,551,243) $(36,651,009)
Class R Shares:
Shares sold ................................... 194,775 $4,518,288 223,204 $5,233,169
Shares issued in reinvestment of distributions .......... 34,975 835,559 19,663 450,486
Shares redeemed ............................... (411,472) (9,476,791) (532,136) (12,457,215)
Net increase (decrease) .......................... (181,722) $(4,122,944) (289,269) $(6,773,560)
Class R6 Shares:
Shares sold ................................... 496,965 $11,748,815 666,247 $15,737,628
Shares issued in reinvestment of distributions .......... 240,095 5,786,278 769,785 17,789,730
Shares redeemed in-kind (Note 3h) .................. — — (46,036,025) (1,058,754,908)
Shares redeemed ............................... (933,822) (21,698,280) (4,995,981) (112,611,024)
Net increase (decrease) .......................... (196,762) $(4,163,187) (49,595,974) $(1,137,838,574)
Advisor Class Shares:
Shares sold ................................... 5,350,129 $113,603,833 1,761,161 $42,203,228
Shares issued in reinvestment of distributions .......... 316,124 7,637,562 199,649 4,625,861
Shares redeemed ............................... (14,767,271) (311,596,365) (2,829,121) (66,466,029)
Net increase (decrease) .......................... (9,101,018) $(190,354,970) (868,311) $(19,636,940)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Templeton Global Advisors Limited (Global Advisors) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Templeton Growth Fund, Inc.
Notes to Financial Statements

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Annual Report
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Global Advisors based on the average daily net assets of the Fund as follows:
For the year ended August 31, 2022, the gross effective investment management fee rate was 0.692% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Global Advisors, FT Services provides administrative services to the Fund. The fee is paid by Global
Advisors based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Annualized Fee Rate Net Assets
0.780% Up to and including $200 million
0.765% Over $200 million, up to and including $700 million
0.730% Over $700 million, up to and including $1 billion
0.715% Over $1 billion, up to and including $1.2 billion
0.690% Over $1.2 billion, up to and including $5 billion
0.675% Over $5 billion, up to and including $10 billion
0.655% Over $10 billion, up to and including $15 billion
0.635% Over $15 billion, up to and including $20 billion
0.615% Over $20 billion, up to and including $25 billion
0.605% Over $25 billion, up to and including $30 billion
0.595% Over $30 billion, up to and including $35 billion
0.585% Over $35 billion, up to and including $40 billion
0.575% Over $40 billion, up to and including $45 billion
0.565% In excess of $45 billion
Class A .................................................................................... 0.25%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
3. Transactions with Affiliates
(continued)

Templeton Growth Fund, Inc.
Notes to Financial Statements

franklintempleton.com
Annual Report
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended August 31, 2022, the Fund paid transfer agent fees of $6,844,888, of which $3,909,470 was  retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended August 31, 2022, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until December 31, 2022.
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $192,834
CDSC retained .............................................................................. $5,783
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Templeton Growth Fund, Inc.
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 1.864% $— $418,367,593 $(363,991,385) $— $— $54,376,208 54,376,208 $199,830
Total Affiliated Securities ... $— $418,367,593 $(363,991,385) $— $— $54,376,208 $199,830
3. Transactions with Affiliates
(continued)

Templeton Growth Fund, Inc.
Notes to Financial Statements

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Annual Report
h. Other Affiliated Transactions
During the year ended August 31, 2021, the Franklin Global Allocation Fund (formerly Franklin Founding Funds Allocation
Fund) (Allocation Fund), a series of the Franklin Fund Allocator Series, repositioned to a direct investment fund and subsequently fully redeemed out of the Fund. As a result, on January 29, 2021, the Fund delivered portfolio securities and cash that were transferred in-kind to the Allocation Fund, which included $161,407,329 of net realized gains. As such gains are not taxable to the Fund and are not distributed to remaining shareholders, they are reclassified from accumulated net realized gains to paid-in capital.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At August 31, 2022, the capital loss carryforwards were as follows:
During the year ended August 31, 2022 the Fund utilized $675,307,332 of capital loss carryforwards.
The tax character of distributions paid during the years ended August 31, 2022 and 2021, was as follows:
At August 31, 2022, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to foreign currency transactions, wash sales, EU reclaims and corporate actions.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended August 31, 2022, aggregated
$3,586,809,027 and $4,342,342,453, respectively.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $96,571,211
Long term ................................................................................ 260,731,930
Total capital loss carryforwards ............................................................... $357,303,141
2022 2021
Distributions paid from:
Ordinary income .......................................................... $160,941,704 $110,850,988
Cost of investments .......................................................................... $7,737,560,246
Unrealized appreciation ........................................................................ $899,239,809
Unrealized depreciation ........................................................................ (1,052,333,411)
Net unrealized appreciation (depreciation) .......................................................... $(153,093,602)
Distributable earnings:
Undistributed ordinary income ................................................................... $57,740,212
3. Transactions with Affiliates
(continued)

Templeton Growth Fund, Inc.
Notes to Financial Statements

franklintempleton.com
Annual Report
At August 31, 2022, in connection with securities lending transactions, the Fund loaned equity investments and received
$54,376,208 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
7. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended August 31, 2022, the Fund did not use the
Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
5. Investment Transactions
(continued)

Templeton Growth Fund, Inc.
Notes to Financial Statements

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Annual Report
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2022, in valuing the Fund's assets carried at fair value, is as follows:
11. New Accounting Pronouncements
In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-03,
Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions.
The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management is currently evaluating the impact, if any, of applying this ASU.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Templeton Growth Fund, Inc.
Assets:
Investments in Securities:
Common Stocks :
Belgium .............................. $ — $ 165,367,646 $ — $ 165,367,646
China ............................... 95,175,626 — — 95,175,626
France ............................... — 225,088,320 — 225,088,320
Germany ............................. — 387,612,176 — 387,612,176
Hong Kong ........................... — 138,010,197 — 138,010,197
Japan ............................... — 506,577,708 — 506,577,708
Netherlands ........................... — 93,788,458 — 93,788,458
South Korea .......................... — 175,364,781 — 175,364,781
Switzerland ........................... — 67,806,689 — 67,806,689
Taiwan ............................... 54,703,272 — — 54,703,272
United Kingdom ........................ 87,331,561 967,739,139 — 1,055,070,700
United States .......................... 3,684,558,602 319,566,261 — 4,004,124,863
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 54,376,208 561,400,000 — 615,776,208
Total Investments in Securities ........... $3,976,145,269 $3,608,321,375
b
$— $7,584,466,644
a
Includes securities determined to have no value at August 31, 2022.
b
Includes foreign securities valued at $3,046,921,375, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the
Financial Instrument Valuation note for more information.
10. Fair Value Measurements
(continued)

Templeton Growth Fund, Inc.
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Directors and Shareholders of Templeton Growth Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Templeton
Growth Fund, Inc. (the "Fund") as of August 31, 2022, the related statement of operations for the year ended August 31, 2022, the statements of changes in net assets for each of the two years in the period ended August 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2022 (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2022 and the financial highlights for each of the five years in the period ended
August 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
October 17, 2022
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Templeton Growth Fund, Inc.
Tax Information (unaudited)

franklintempleton.com
Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended August 31 , 2022 :
Pursuant to: Amount Reported
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $66,707,504
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $147,758,910
Section 163(j) Interest Earned §163(j) $1,154,045

Templeton Growth Fund, Inc.
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Fund, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton\Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Director Since 1992 119 Bar-S Foods (meat packing company) (1981-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Ann Torre Bates (1958) Director Since 2008 30 Ares Capital Corporation (specialty finance company) (2010-present),
United Natural Foods, Inc.
(distributor of natural, organic and
specialty foods) (2013-present),
formerly , Allied Capital Corporation
(financial services) (2003-
2010), SLM Corporation (Sallie
Mae) (1997-2014) and Navient
Corporation (loan management,
servicing and asset recovery)
(2014-2016).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).
Mary C. Choksi (1950) Director Since 2016 120 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Templeton Growth Fund, Inc.

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Director
Director since
2000 and Lead
Independent
Director
since 2007
120 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Director Since 2009 120 Boeing Capital Corporation (aircraft financing) (2006-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of the Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
David W. Niemiec (1949) Director Since 2005 30 Hess Midstream LP (oil and
gas midstream infrastructure)
(2017-present).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Advisor, Saratoga Partners (private equity fund); and formerly , Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon
Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial
Officer, Dillon, Read & Co. Inc. (1982-1997).
Larry D. Thompson (1945) Director Since 2005 120 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Templeton Growth Fund, Inc.

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Constantine D. Tseretopoulos
(1954)
Director Since 2000 20 None
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Physician, Chief of Staff, owner and operator of the Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and
formerly , Cardiology Fellow, University of Maryland (1985-1987); and Internal Medicine Resident, Greater Baltimore Medical Center (1982-
1985).
Robert E. Wade (1946) Director Since 2006 30 El Oro Ltd (investments) (2003-
2019).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Attorney at law engaged in
private
practice as a sole practitioner (1972-2008) and member of various boards.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Director Since 2007 131 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015), Franklin Resources,
Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board,
Director and
Vice President
Chairman of the
Board and Director
since 2013 and
Vice President
since 1996
120 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Alan T. Bartlett (1970) President and
Chief Executive
Officer –
Investment
Management
Since 2019 Not Applicable Not Applicable
Lyford Cay
Nassau, Bahamas
Principal Occupation During at Least the Past 5 Years:
President and Director, Templeton Global Advisors Limited; Chief Investment Officer of Templeton Global Equity Group; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; Chairman of the Board, Goodhart Partners; and formerly , Chief Executive Officer,
Goodhart Partners (2009-2019).
Independent Board Members
(continued)

Templeton Growth Fund, Inc.

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Breda M. Beckerle (1958) Chief
Compliance
Officer
Since 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Mutual Advisers, LLC,
Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Steven J. Gray (1955) Vice President Since 2009 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Distributors, LLC; and officer of certain funds in the
Franklin Templeton/Legg Mason fund complex.
Matthew T. Hinkle (1971) Chief Executive
Officer – Finance
and Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President –
AML Compliance
Since 2021 Not Applicable Not Applicable
620 Eighth Avenue
New York, NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo,
CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Templeton Growth Fund, Inc.

franklintempleton.com
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton\Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the U.S. Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated each of Ann Torre Bates and David W. Niemiec as an audit committee financial expert. The Board believes that Ms. Bates and Mr. Niemiec qualify as such an expert in view of their extensive business background and experience. Ms.
Bates has served as a member of the Fund Audit Committee since 2008. She currently serves as a director of Ares Capital Corporation (2010-present) and United
Natural Foods, Inc. (2013-present) and was formerly a director of Navient Corporation from 2014 to 2016, SLM Corporation from 1997 to 2014 and Allied Capital
Corporation from 2003 to 2010, Executive Vice President and Chief Financial Officer of NHP Incorporated from 1995 to 1997 and Vice President and Treasurer of
US Airways, Inc. until 1995. Mr. Niemiec has served as a member of the Fund Audit Committee since 2005, currently serves as an Advisor to Saratoga Partners and was formerly its Managing Director from 1998 to 2001 and serves as a director of Hess Midstream LP (2017-present). Mr. Niemiec was formerly a director of
Emeritus Corporation from 1999 to 2010 and OSI Pharmaceuticals, Inc. from 2006 to 2010, Managing Director of SBC Warburg Dillon Read from 1997 to 1998, and was Vice Chairman from 1991 to 1997 and Chief Financial Officer from 1982 to 1997 of Dillon, Read & Co. Inc. As a result of such background and experience, the
Board believes that Ms. Bates and Mr. Niemiec have each acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Bates and Mr. Niemiec are independent Board members as that term is defined under the applicable U.S. Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Lori A. Weber (1964) Vice President
and Secretary
Vice President
since 2011
and Secretary
since 2013
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Templeton Growth Fund, Inc.
Shareholder Information

franklintempleton.com
Annual Report
Liquidity Risk Management Program
Each Fund has adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940
(the “Liquidity Rule”). The LRMP for the Franklin Templeton
and Legg Mason Funds is designed to assess and manage
each Fund’s liquidity risk, which is defined as the risk
that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2022, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2021. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.

Templeton Growth Fund, Inc.
Shareholder Information

franklintempleton.com
Annual Report
Quarterly Schedule of Investments
The Fund files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of, the
Fund’s financial reports every six months. In addition, you
will receive as an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)632-
2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

101 A 10/22
© 2022 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Templeton Growth Fund, Inc.
Investment Manager Distributor Shareholder Services
Templeton Global Advisors Limited Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Ann Torre Bates and
David W. Niemiec and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $91,430 for the fiscal year ended August 31, 2022 and $91,441 for the fiscal year ended August 31, 2021.

(b)      Audit-Related Fees
The aggregate fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4 were $6,000 for the fiscal year ended August 31, 2022 and $6,000 for the fiscal year ended August 31, 2021. The services for which these fees were paid included attestation services.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant, not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended August 31, 2022 and $4,520 for the fiscal year ended August 31, 2021. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $181,126 for the fiscal year ended August 31, 2022 and $25,812 for the fiscal year ended August 31, 2021.  The services for which these fees were paid included benchmarking services in connection with the ICI TA Survey, professional fees in connection with SOC 1 reports, fees in connection with license for accounting and business knowledge platform Viewpoint, and fees in connection with license for employee development tool ProEdge.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $187,126 for the fiscal year ended August 31, 2022 and $36,332 for the fiscal year ended August 31, 2021.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) N/A

(j) N/A

Item 5. Audit Committee
of Listed Registrants.
                    N/A

Item 6. Schedule of Investments.
                                  N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.                                 N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.  N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.  N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)
  Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                                   N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GROWTH FUND, INC.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  October 28, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  October 28, 2022

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  October 28, 2022